SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Japanese statutory tax rate	33.92%	33.92%	33.92%
Japanese statutory tax rate, Amount	$ (157,862)	$ 659,264	$ 468,887
IPO-related costs accounted for as equity issuance costs under U.S. GAAP	130.70%	0.00%	0.00%
IPO-related costs accounted for as equity issuance costs under U.S. GAAP, Amount	$ (608,253)
Share-based compensation expense related to stock acquisition rights	(38.06%)	0.00%	0.00%
Share-based compensation expense related to stock acquisition rights, Amount	$ 177,117
Executive compensation and other non-deductible expenses	(1.44%)	0.00%	0.00%
Executive compensation and other non-deductible expenses, Amount	$ 6,694		$ 1
Impairment losses on goodwill	0.00%	0.00%	5.62%
Impairment losses on goodwill, Amount			$ 77,975
Change in valuation allowance	0.00%	0.00%	5.03%
Change in valuation allowance, Amount			$ 69,749
Tax credits	0.00%	(1.70%)	0.00%
Tax credits, Amount		$ (33,127)
Other adjustment	0.53%	(0.78%)	(0.13%)
Other adjustment, Amount	$ (2,459)	$ (15,113)	$ (260)
Effective tax rate	125.65%	31.44%	44.44%
Income tax (benefit) expense	$ (584,763)	$ 611,024	$ 616,352